Investment Securities - Amortized Cost, Fair Value and Yield by Maturity Date (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Amortized Cost
Amortized Cost		$ 78,634	$ 84,045
Fair Value
Fair Value		$ 66,275	$ 74,088
Weighted- Average Maturity in Years
Total		8 years 8 months 12 days
Weighted- Average Yield
Total		2.20%	2.22%
Weighted average maturity of total held to maturity investment securities			8 years 8 months 12 days
Amortized Cost
Amortized Cost		$ 92,780
Fair Value
Fair Value	[1]	$ 85,992	$ 69,706
Weighted- Average Maturity in Years
Total		6 years 9 months 18 days	6 years 3 months 18 days
Weighted- Average Yield
Total		3.67%	3.12%
Federal statutory rate		21.00%	21.00%	21.00%
Portfolio basis adjustments excluded from amortized cost		$ 13
U.S. Treasury and agencies
Amortized Cost
Maturing in one year or less		650
Maturing after one year through five years		646
Maturing after five years through ten years		0
Maturing after ten years		0
Amortized Cost		1,296	$ 1,345
Fair Value
Maturing in one year or less		647
Maturing after one year through five years		628
Maturing after five years through ten years		0
Maturing after ten years		0
Fair Value		$ 1,275	1,310
Weighted- Average Maturity in Years
Maturing in one year or less		4 months 24 days
Maturing after one year through five years		2 years 3 months 18 days
Total		1 year 3 months 18 days
Weighted- Average Yield
Maturing in one year or less		2.71%
Maturing after one year through five years		3.00%
Maturing after five years through ten years		0.00%
Maturing after ten years		0.00%
Total		2.85%
Amortized Cost
Maturing in one year or less		$ 11
Maturing after one year through five years		14,070
Maturing after five years through ten years		15,629
Maturing after ten years		757
Amortized Cost		30,467
Fair Value
Maturing in one year or less		11
Maturing after one year through five years		13,335
Maturing after five years through ten years		14,476
Maturing after ten years		565
Fair Value		$ 28,387	19,542
Weighted- Average Maturity in Years
Maturing in one year or less		1 month 6 days
Maturing after one year through five years		3 years 2 months 12 days
Maturing after five years through ten years		6 years 6 months
Maturing after ten years		10 years 7 months 6 days
Total		5 years 1 month 6 days
Weighted- Average Yield
Maturing in one year or less		4.64%
Maturing after one year through five years		2.63%
Maturing after five years through ten years		3.35%
Maturing after ten years		1.92%
Total		2.98%
Maturing in one year or less		4 months 24 days
Mortgage-backed securities
Amortized Cost
Maturing in one year or less		$ 42
Maturing after one year through five years		2,110
Maturing after five years through ten years		73,667
Maturing after ten years		1,275
Amortized Cost		77,094
Fair Value
Maturing in one year or less		41
Maturing after one year through five years		2,091
Maturing after five years through ten years		61,626
Maturing after ten years		995
Fair Value		$ 64,753
Weighted- Average Maturity in Years
Maturing in one year or less		9 months 18 days
Maturing after one year through five years		3 years 6 months
Maturing after five years through ten years		9 years
Maturing after ten years		10 years 1 month 6 days
Total		8 years 9 months 18 days
Weighted- Average Yield
Maturing in one year or less		4.52%
Maturing after one year through five years		4.49%
Maturing after five years through ten years		2.12%
Maturing after ten years		2.18%
Total		2.19%
Amortized Cost
Maturing in one year or less		$ 30
Maturing after one year through five years		6,028
Maturing after five years through ten years		37,699
Maturing after ten years		481
Amortized Cost		44,238
Fair Value
Maturing in one year or less		29
Maturing after one year through five years		5,611
Maturing after five years through ten years		34,560
Maturing after ten years		438
Fair Value		$ 40,638
Weighted- Average Maturity in Years
Maturing in one year or less		7 months 6 days
Maturing after one year through five years		3 years 10 months 24 days
Maturing after five years through ten years		7 years 10 months 24 days
Maturing after ten years		11 years
Total		7 years 4 months 24 days
Weighted- Average Yield
Maturing in one year or less		2.02%
Maturing after one year through five years		2.87%
Maturing after five years through ten years		3.96%
Maturing after ten years		4.76%
Total		3.82%
Maturing in one year or less		9 months 18 days
Asset-backed securities
Amortized Cost
Maturing in one year or less		$ 0
Maturing after one year through five years		3,668
Maturing after five years through ten years		3,468
Maturing after ten years		0
Amortized Cost		7,136
Fair Value
Maturing in one year or less		0
Maturing after one year through five years		3,684
Maturing after five years through ten years		3,481
Maturing after ten years		0
Fair Value		$ 7,165	6,724
Weighted- Average Maturity in Years
Maturing after one year through five years		1 year 8 months 12 days
Maturing after five years through ten years		5 years 10 months 24 days
Total		3 years 9 months 18 days
Weighted- Average Yield
Maturing in one year or less		0.00%
Maturing after one year through five years		4.90%
Maturing after five years through ten years		6.26%
Maturing after ten years		0.00%
Total		5.56%
Obligations of state and political subdivisions
Amortized Cost
Maturing in one year or less		$ 128
Maturing after one year through five years		1,698
Maturing after five years through ten years		1,563
Maturing after ten years		7,301
Amortized Cost		10,690
Fair Value
Maturing in one year or less		128
Maturing after one year through five years		1,687
Maturing after five years through ten years		1,474
Maturing after ten years		6,263
Fair Value		$ 9,552	9,989
Weighted- Average Maturity in Years
Maturing in one year or less		4 months 24 days
Maturing after one year through five years		2 years 6 months
Maturing after five years through ten years		7 years 2 months 12 days
Maturing after ten years		14 years 10 months 24 days
Total		11 years 8 months 12 days
Weighted- Average Yield
Maturing in one year or less		5.53%
Maturing after one year through five years		4.67%
Maturing after five years through ten years		3.69%
Maturing after ten years		3.47%
Total		3.72%
Other
Amortized Cost
Maturing in one year or less		$ 19
Maturing after one year through five years		225
Maturing after five years through ten years		0
Maturing after ten years		0
Amortized Cost		244	8
Fair Value
Maturing in one year or less		16
Maturing after one year through five years		231
Maturing after five years through ten years		0
Maturing after ten years		0
Fair Value		$ 247	8
Weighted- Average Maturity in Years
Maturing in one year or less		2 months 12 days
Maturing after one year through five years		2 years 4 months 24 days
Total		2 years 2 months 12 days
Weighted- Average Yield
Maturing in one year or less		3.24%
Maturing after one year through five years		2.68%
Maturing after five years through ten years		0.00%
Maturing after ten years		0.00%
Total		2.73%
Amortized Cost
Maturing in one year or less		$ 49
Maturing after one year through five years		200
Maturing after five years through ten years		0
Maturing after ten years		0
Amortized Cost		249
Fair Value
Maturing in one year or less		49
Maturing after one year through five years		201
Maturing after five years through ten years		0
Maturing after ten years		0
Fair Value		$ 250	$ 24
Weighted- Average Maturity in Years
Maturing in one year or less		8 months 12 days
Maturing after one year through five years		1 year 8 months 12 days
Total		1 year 6 months
Weighted- Average Yield
Maturing in one year or less		4.66%
Maturing after one year through five years		4.82%
Maturing after five years through ten years		0.00%
Maturing after ten years		0.00%
Total		4.79%
Maturing in one year or less		2 months 12 days

[1]	Includes only collateral pledged by the Company where counterparties have the right to sell or pledge the collateral.